UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 24.9%
Consumer Discretionary 2.4%
21st Century Fox America, Inc.:
3.7%, 9/15/2024	30,000	30,017
6.15%, 3/1/2037	20,000	22,616
6.65%, 11/15/2037	80,000	95,467
CBS Corp., 4.3%, 2/15/2021	105,000	111,701
Comcast Corp., 6.4%, 5/15/2038	80,000	100,210
DIRECTV Holdings LLC:
3.95%, 1/15/2025	35,000	34,329
4.45%, 4/1/2024	60,000	61,550
6.375%, 3/1/2041	45,000	48,213
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022 (a)	250,000	257,760
Historic TW, Inc., 6.625%, 5/15/2029	10,000	12,225
Home Depot, Inc., 4.2%, 4/1/2043	50,000	50,494
Johnson Controls, Inc., 5.0%, 3/30/2020	75,000	82,244
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	61,098
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	145,000	157,867
Series I, 6.3%, 10/15/2037	60,000	72,463
NBCUniversal Media LLC, 2.875%, 1/15/2023	40,000	39,626
Nordstrom, Inc., 6.25%, 1/15/2018	125,000	138,177
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	91,484
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	40,000	44,354
Target Corp., 7.0%, 1/15/2038	75,000	103,201
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	103,576
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	88,560
Time Warner Cable, Inc.:
6.75%, 6/15/2039	75,000	75,018
8.75%, 2/14/2019	55,000	64,590
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	88,686
6.1%, 7/15/2040	20,000	22,592
6.25%, 3/29/2041	30,000	34,552
Toyota Motor Credit Corp., 1.25%, 10/5/2017	125,000	125,155
VF Corp., 6.45%, 11/1/2037	15,000	19,581
Viacom, Inc., 6.875%, 4/30/2036	80,000	83,115
Walt Disney Co.:
3.7%, 12/1/2042	55,000	51,749
Series E, 3.75%, 6/1/2021	40,000	43,148
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	39,764
		2,455,182
Consumer Staples 1.8%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	28,665
10.2%, 2/6/2039	53,000	85,669
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	42,926
5.375%, 1/15/2020	100,000	111,693
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	35,000	33,787
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	23,033
Coca-Cola Co., 1.65%, 3/14/2018	100,000	100,695
ConAgra Foods, Inc.:
7.0%, 4/15/2019	40,000	46,006
7.125%, 10/1/2026	40,000	47,407
Costco Wholesale Corp., 5.5%, 3/15/2017	105,000	111,980
CVS Health Corp., 5.75%, 6/1/2017	14,000	15,026
Diageo Capital PLC, 5.75%, 10/23/2017	65,000	70,611
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	18,461
General Mills, Inc., 5.7%, 2/15/2017	40,000	42,426
Kellogg Co., Series B, 7.45%, 4/1/2031	40,000	51,763
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	52,658
Kraft Foods Group, Inc., 5.0%, 6/4/2042	50,000	51,284
Kroger Co., 8.0%, 9/15/2029	40,000	54,944
Mondelez International, Inc., 4.0%, 2/1/2024 (a)	100,000	103,627
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	34,181
PepsiCo, Inc.:
4.5%, 1/15/2020	95,000	105,073
5.0%, 6/1/2018	80,000	87,570
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	138,055
6.375%, 5/16/2038	20,000	24,926
Procter & Gamble Co., 4.7%, 2/15/2019	165,000	182,199
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	50,000	54,030
5.25%, 9/1/2035	50,000	57,759
5.875%, 4/5/2027	40,000	49,453
Walgreen Co., 5.25%, 1/15/2019	31,000	33,997
		1,859,904
Energy 2.8%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	41,000	40,969
Anadarko Petroleum Corp., 7.95%, 6/15/2039	30,000	38,245
Apache Corp.:
5.25%, 2/1/2042	35,000	34,109
6.0%, 1/15/2037	20,000	21,324
BP Capital Markets PLC:
2.75%, 5/10/2023	90,000	86,406
4.75%, 3/10/2019	110,000	120,298
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	90,742
Buckeye Partners LP, 6.05%, 1/15/2018	40,000	42,193
Burlington Resources Finance Co.:
7.2%, 8/15/2031	30,000	38,262
7.4%, 12/1/2031	15,000	19,491
Cameron International Corp., 5.125%, 12/15/2043	45,000	45,416
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	20,000	19,922
Chevron Corp., 4.95%, 3/3/2019	100,000	110,756
Devon Energy Corp.:
3.25%, 5/15/2022	15,000	14,404
6.3%, 1/15/2019	25,000	27,987
7.95%, 4/15/2032	10,000	12,292
Devon Financing Corp. LLC, 7.875%, 9/30/2031	30,000	36,706
Energy Transfer Partners LP, 6.625%, 10/15/2036	20,000	19,028
Enterprise Products Operating LLC:
3.9%, 2/15/2024	95,000	93,271
Series D, 6.875%, 3/1/2033	20,000	23,261
EOG Resources, Inc., 5.625%, 6/1/2019	100,000	112,602
Halliburton Co.:
5.9%, 9/15/2018	60,000	66,930
7.45%, 9/15/2039	60,000	80,198
Hess Corp., 7.125%, 3/15/2033	21,000	23,334
Kinder Morgan Energy Partners LP:
6.55%, 9/15/2040	1,000	936
6.95%, 1/15/2038	115,000	113,956
7.3%, 8/15/2033	40,000	41,323
Kinder Morgan, Inc., 7.75%, 1/15/2032	10,000	10,513
Marathon Petroleum Corp., 6.5%, 3/1/2041	40,000	42,468
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	54,159
ONEOK Partners LP, 6.15%, 10/1/2016	60,000	61,876
Petroleos Mexicanos, 5.5%, 1/21/2021	40,000	42,058
Plains All American Pipeline LP:
5.0%, 2/1/2021	40,000	42,611
6.5%, 5/1/2018	40,000	44,027
Regency Energy Partners LP, 5.0%, 10/1/2022	55,000	53,699
Shell International Finance BV:
2.25%, 1/6/2023	25,000	23,871
4.3%, 9/22/2019	40,000	43,556
6.375%, 12/15/2038	50,000	62,378
Southern Union Co., 8.25%, 11/15/2029	40,000	52,664
Statoil ASA, 5.25%, 4/15/2019	165,000	183,325
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	44,559
Talisman Energy, Inc., 7.75%, 6/1/2019	65,000	73,020
Tosco Corp., 8.125%, 2/15/2030	70,000	97,341
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	30,000	32,428
6.2%, 10/15/2037	40,000	44,191
6.35%, 5/15/2067	20,000	16,875
6.5%, 8/15/2018	25,000	28,023
Valero Energy Corp.:
7.5%, 4/15/2032	20,000	23,693
9.375%, 3/15/2019	65,000	79,272
10.5%, 3/15/2039	30,000	43,044
Weatherford International Ltd., 5.125%, 9/15/2020	150,000	130,720
Williams Companies, Inc., 8.75%, 3/15/2032	58,000	55,184
Williams Partners LP, 4.875%, 3/15/2024	120,000	107,430
		2,867,346
Financials 7.2%
ACE INA Holdings, Inc., 5.7%, 2/15/2017	82,000	87,045
Allstate Corp., 5.35%, 6/1/2033	41,000	46,219
American Express Co., 2.65%, 12/2/2022	208,000	202,568
American International Group, Inc., 4.125%, 2/15/2024	10,000	10,506
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	141,034
AXA SA, 8.6%, 12/15/2030	40,000	54,275
Bank of America Corp.:
4.125%, 1/22/2024 (a)	50,000	52,270
Series C, 6.4%, 8/28/2017	40,000	43,407
6.5%, 7/15/2018	40,000	44,676
Series L, 7.625%, 6/1/2019	100,000	117,693
Bank of America NA:
5.3%, 3/15/2017 (a)	250,000	262,622
6.0%, 10/15/2036	100,000	120,138
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	35,000	38,943
5.5%, 12/1/2017	50,000	54,279
Bank of Nova Scotia, 1.1%, 12/13/2016	150,000	150,277
Bank One Corp., 7.625%, 10/15/2026	40,000	51,206
Bear Stearns Companies LLC, 7.25%, 2/1/2018	235,000	263,093
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	50,000	58,370
BNP Paribas SA, 2.375%, 9/14/2017	205,000	208,087
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	90,696
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	26,012
Citigroup, Inc.:
6.0%, 8/15/2017	40,000	43,119
6.125%, 11/21/2017	60,000	65,403
6.125%, 5/15/2018 (a)	80,000	88,427
6.625%, 6/15/2032	60,000	70,968
8.125%, 7/15/2039	80,000	115,048
8.5%, 5/22/2019	80,000	96,589
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/2022	155,000	163,246
Credit Suisse New York, 5.3%, 8/13/2019	150,000	166,766
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	180,935
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	42,556
5.45%, 1/15/2017	20,000	20,926
8.25%, 3/1/2038	40,000	57,880
General Electric Capital Corp.:
3.1%, 1/9/2023	100,000	102,247
3.15%, 9/7/2022	125,000	128,791
Series A, 6.15%, 8/7/2037	105,000	136,811
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	23,231
HCP, Inc., (REIT), 6.0%, 1/30/2017	205,000	216,040
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	64,228
HSBC Holdings PLC, 5.1%, 4/5/2021	105,000	116,267
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	23,683
JPMorgan Chase & Co.:
1.625%, 5/15/2018	250,000	248,453
4.625%, 5/10/2021	125,000	136,095
6.0%, 1/15/2018	100,000	109,268
6.125%, 6/27/2017	40,000	42,991
6.3%, 4/23/2019	80,000	90,961
Lincoln National Corp., 8.75%, 7/1/2019	130,000	158,786
McGraw Hill Financial, Inc., 5.9%, 11/15/2017	40,000	42,975
MetLife, Inc.:
4.75%, 2/8/2021	140,000	155,466
6.4%, 12/15/2036 (a)	20,000	21,800
Morgan Stanley:
Series F, 5.625%, 9/23/2019	150,000	167,573
6.375%, 7/24/2042	80,000	98,295
7.3%, 5/13/2019	125,000	145,954
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	34,832
PNC Funding Corp., 6.7%, 6/10/2019	80,000	93,116
Protective Life Corp., 8.45%, 10/15/2039	40,000	53,125
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	22,707
Series D, 6.625%, 12/1/2037	40,000	50,024
Royal Bank of Canada:
2.0%, 10/1/2018	40,000	40,549
2.2%, 9/23/2019	70,000	71,137
Simon Property Group LP, (REIT), 6.125%, 5/30/2018	105,000	116,041
The Goldman Sachs Group, Inc.:
5.95%, 1/18/2018	105,000	114,713
6.125%, 2/15/2033	40,000	47,839
6.15%, 4/1/2018	100,000	110,135
6.25%, 9/1/2017	165,000	179,312
6.75%, 10/1/2037	100,000	119,292
The Travelers Companies, Inc., 6.25%, 6/15/2037	125,000	157,094
U.S. Bancorp., 2.95%, 7/15/2022	165,000	164,152
UBS AG Stamford Branch, Series 10, 5.875%, 7/15/2016	50,000	51,758
Wells Fargo & Co.:
Series I, 3.5%, 3/8/2022 (a)	100,000	103,373
5.375%, 2/7/2035	125,000	143,334
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	182,638
		7,320,365
Health Care 2.6%
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	19,486
4.4%, 11/6/2042	41,000	37,464
Actavis, Inc., 3.25%, 10/1/2022	80,000	78,015
Aetna, Inc., 6.625%, 6/15/2036	41,000	50,917
Amgen, Inc.:
1.25%, 5/22/2017	15,000	14,970
5.75%, 3/15/2040	70,000	77,479
Anthem, Inc., 5.85%, 1/15/2036	125,000	137,019
AstraZeneca PLC, 5.9%, 9/15/2017	100,000	108,955
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	75,514
3.25%, 11/12/2020	80,000	81,879
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	89,720
Cardinal Health, Inc., 3.2%, 6/15/2022	80,000	80,463
Covidien International Finance SA:
6.0%, 10/15/2017	60,000	65,525
6.55%, 10/15/2037	20,000	25,588
Eli Lilly & Co., 5.2%, 3/15/2017	105,000	111,554
Express Scripts Holding Co., 7.25%, 6/15/2019	105,000	122,350
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	55,000	69,834
Johnson & Johnson, 4.85%, 5/15/2041	80,000	92,248
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	40,613
McKesson Corp., 5.7%, 3/1/2017	60,000	63,607
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	20,000	21,879
5.9%, 11/1/2039	20,000	22,503
Medco Health Solutions, Inc., 7.125%, 3/15/2018	60,000	67,323
Medtronic, Inc., 6.5%, 3/15/2039	20,000	25,456
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	26,614
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	111,404
5.85%, 6/30/2039	20,000	24,685
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	139,046
Pfizer, Inc., 6.2%, 3/15/2019	50,000	57,103
Pharmacia Corp., 6.6%, 12/1/2028	75,000	96,862
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	81,450
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	113,123
UnitedHealth Group, Inc., 2.75%, 2/15/2023	380,000	374,450
Wyeth LLC, 5.95%, 4/1/2037	40,000	48,061
		2,653,159
Industrials 1.8%
3M Co., 5.7%, 3/15/2037	20,000	24,689
Boeing Co.:
3.75%, 11/20/2016	40,000	41,364
6.625%, 2/15/2038	40,000	53,345
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	20,611
6.2%, 8/15/2036	95,000	113,754
Canadian National Railway Co.:
6.2%, 6/1/2036	10,000	12,823
6.25%, 8/1/2034	10,000	12,674
6.375%, 11/15/2037	20,000	26,321
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	80,000	87,716
Caterpillar, Inc., 3.803%, 8/15/2042	50,000	45,835
CSX Corp.:
6.0%, 10/1/2036	80,000	93,799
6.15%, 5/1/2037	40,000	47,319
Deere & Co., 8.1%, 5/15/2030	40,000	57,521
Emerson Electric Co., 5.25%, 10/15/2018	40,000	44,190
General Electric Co.:
4.125%, 10/9/2042 (a)	40,000	39,461
5.25%, 12/6/2017	30,000	32,503
Honeywell International, Inc., 3.35%, 12/1/2023	20,000	20,837
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	114,799
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	50,000	56,353
Koninklijke Philips NV, 6.875%, 3/11/2038	50,000	58,925
Lockheed Martin Corp., 4.07%, 12/15/2042	35,000	33,122
Raytheon Co., 4.4%, 2/15/2020	80,000	87,623
Republic Services, Inc., 5.0%, 3/1/2020 (a)	80,000	88,233
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	50,184
Union Pacific Corp., 3.646%, 2/15/2024	33,000	34,469
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	50,996
United Parcel Service, Inc., 5.5%, 1/15/2018	165,000	181,235
United Technologies Corp.:
5.375%, 12/15/2017	40,000	43,510
6.125%, 7/15/2038	50,000	61,592
Waste Management, Inc., 7.1%, 8/1/2026	80,000	104,760
Western Union Co., 6.2%, 11/17/2036	20,000	19,344
		1,759,907
Information Technology 1.4%
Cisco Systems, Inc., 5.9%, 2/15/2039	100,000	122,040
Corning, Inc., 5.75%, 8/15/2040	40,000	47,861
International Business Machines Corp.:
6.5%, 1/15/2028	105,000	131,181
7.625%, 10/15/2018	200,000	234,817
Microsoft Corp.:
4.2%, 6/1/2019	80,000	87,414
5.2%, 6/1/2039	40,000	45,799
Oracle Corp.:
3.4%, 7/8/2024	55,000	55,808
5.0%, 7/8/2019	20,000	22,241
6.125%, 7/8/2039	105,000	127,630
6.5%, 4/15/2038	80,000	101,456
Tyco Electronics Group SA, 6.55%, 10/1/2017	205,000	224,640
Xerox Corp., 6.75%, 2/1/2017	165,000	175,641
		1,376,528
Materials 1.2%
Barrick Gold Corp., 4.1%, 5/1/2023	105,000	92,916
BHP Billiton Finance (U.S.A.) Ltd.:
5.4%, 3/29/2017	125,000	132,455
6.5%, 4/1/2019	40,000	45,668
Dow Chemical Co., 5.25%, 11/15/2041	40,000	39,334
E.I. du Pont de Nemours & Co.:
2.8%, 2/15/2023	95,000	91,959
4.625%, 1/15/2020	50,000	54,868
MeadWestvaco Corp., 7.95%, 2/15/2031	80,000	103,978
Monsanto Co.:
5.5%, 8/15/2025	20,000	22,189
Series 1, 5.5%, 7/30/2035	50,000	53,550
Newmont Mining Corp.:
3.5%, 3/15/2022	75,000	67,316
5.875%, 4/1/2035	15,000	12,960
Nucor Corp.:
5.85%, 6/1/2018	20,000	21,824
6.4%, 12/1/2037	20,000	23,331
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	80,000	91,063
PPG Industries, Inc., 6.65%, 3/15/2018	8,000	8,927
Praxair, Inc., 4.5%, 8/15/2019	60,000	65,375
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	22,191
6.125%, 12/15/2033	41,000	45,259
Rohm & Haas Co., 6.0%, 9/15/2017	71,000	76,629
Southern Copper Corp., 6.75%, 4/16/2040	75,000	66,572
Vale Overseas Ltd., 6.875%, 11/21/2036	125,000	98,137
		1,236,501
Telecommunication Services 1.4%
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	33,294
AT&T, Inc.:
3.0%, 6/30/2022	180,000	175,609
6.3%, 1/15/2038	15,000	16,504
6.4%, 5/15/2038	16,000	17,602
6.55%, 2/15/2039	6,000	6,784
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	54,798
9.625%, 12/15/2030	60,000	89,470
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	52,719
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	46,038
Orange SA, 5.375%, 7/8/2019	125,000	139,396
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	90,518
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	46,909
Telefonica Europe BV, 8.25%, 9/15/2030	35,000	45,381
Verizon Communications, Inc.:
2.625%, 2/21/2020	25,000	25,074
3.0%, 11/1/2021	75,000	74,794
5.15%, 9/15/2023	200,000	220,938
6.4%, 9/15/2033	30,000	34,368
7.75%, 6/15/2032	30,000	39,052
Verizon New York, Inc., Series B, 7.375%, 4/1/2032	95,000	109,887
Vodafone Group PLC, 6.15%, 2/27/2037	105,000	113,263
		1,432,398
Utilities 2.3%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	57,637
6.125%, 5/15/2038	42,000	51,297
Berkshire Hathaway Energy Co., 6.125%, 4/1/2036	100,000	120,414
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	65,000	68,854
Series D, 7.88%, 11/1/2017	60,000	67,361
Commonwealth Edison Co.:
5.8%, 3/15/2018	40,000	44,087
Series 106, 6.15%, 9/15/2017	80,000	87,181
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	69,063
Series 08-B, 6.75%, 4/1/2038	40,000	53,182
Dominion Resources, Inc., Series F, 5.25%, 8/1/2033	40,000	43,113
DTE Electric Co., 5.7%, 10/1/2037	40,000	48,735
Duke Energy Carolinas LLC, 6.05%, 4/15/2038	65,000	81,537
Entergy Texas, Inc., 7.125%, 2/1/2019	115,000	133,098
Exelon Corp., 5.625%, 6/15/2035	20,000	21,865
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	114,755
Florida Power & Light Co.:
4.95%, 6/1/2035	40,000	44,260
5.55%, 11/1/2017	80,000	86,876
5.65%, 2/1/2037	39,000	47,441
KeySpan Corp., 8.0%, 11/15/2030	40,000	55,274
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	31,849
NiSource Finance Corp., 5.45%, 9/15/2020	60,000	67,456
Northern States Power Co., 6.25%, 6/1/2036	40,000	51,811
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	98,650
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	45,485
6.05%, 3/1/2034	50,000	60,373
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	23,519
5.795%, 3/15/2040	20,000	24,906
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	47,617
Sempra Energy, 6.0%, 10/15/2039	50,000	58,313
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	55,957
6.65%, 4/1/2029	40,000	51,173
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	48,471
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	125,000	137,259
Union Electric Co., 6.4%, 6/15/2017	80,000	86,802
United Utilities PLC, 5.375%, 2/1/2019	25,000	27,028
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	64,196
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	37,360
		2,314,255
Total Corporate Bonds (Cost $23,541,046)		25,275,545
Mortgage-Backed Securities Pass-Throughs 25.5%
Federal Home Loan Mortgage Corp.:
2.5%, 3/1/2027	262,621	270,344
3.0%, with various maturities from 11/1/2026 until 7/1/2043	1,381,160	1,406,932
3.5%, with various maturities from 8/1/2027 until 10/1/2043	1,592,709	1,669,322
4.0%, with various maturities from 1/1/2020 until 8/1/2042	1,432,006	1,533,165
4.5%, with various maturities from 1/1/2020 until 9/1/2041	604,427	650,807
5.0%, with various maturities from 12/1/2017 until 6/1/2036	595,112	650,963
5.5%, with various maturities from 6/1/2020 until 1/1/2038	387,198	428,621
6.0%, with various maturities from 9/1/2021 until 2/1/2038	440,841	495,034
6.5%, with various maturities from 6/1/2034 until 8/1/2036	119,228	141,082
7.0%, with various maturities from 12/1/2024 until 12/1/2026	10,642	11,187
7.5%, with various maturities from 5/1/2024 until 6/1/2027	921	922
Federal National Mortgage Association:
2.229% *, 3/1/2035	46,582	49,444
2.301% *, 11/1/2036	25,604	27,287
2.372% *, 7/1/2035	9,616	10,194
2.404% *, 1/1/2036	36,416	38,849
2.428% *, 5/1/2040	65,139	69,506
2.455% *, 9/1/2036	5,264	5,610
2.5%, 5/1/2028	198,482	204,232
2.56% *, 4/1/2035	55,452	59,112
2.874% *, 8/1/2036	10,227	10,908
3.0%, with various maturities from 1/1/2027 until 8/1/2043	2,022,232	2,078,309
3.5%, with various maturities from 12/1/2026 until 8/1/2042	2,134,265	2,239,939
3.842% *, 5/1/2041	43,661	46,034
4.0%, with various maturities from 12/1/2020 until 3/1/2042	2,615,864	2,803,123
4.5%, with various maturities from 2/1/2020 until 6/1/2042	1,229,264	1,336,737
5.0%, with various maturities from 12/1/2023 until 9/1/2041	633,606	696,672
5.5%, with various maturities from 8/1/2019 until 12/1/2038	523,409	582,335
6.0%, with various maturities from 12/1/2016 until 11/1/2037	316,824	357,390
6.5%, with various maturities from 1/1/2018 until 1/1/2038	188,427	215,734
7.0%, with various maturities from 5/1/2016 until 6/1/2038	136,576	156,104
7.5%, with various maturities from 1/1/2024 until 4/1/2028	6,441	7,518
8.0%, with various maturities from 12/1/2021 until 11/1/2031	13,628	15,457
8.5%, with various maturities from 12/1/2025 until 8/1/2031	2,170	2,368
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 4/20/2043	1,580,838	1,621,531
3.5%, with various maturities from 10/20/2041 until 4/20/2045	1,705,334	1,791,057
4.0%, with various maturities from 11/15/2024 until 8/20/2043	1,468,355	1,577,296
4.5%, with various maturities from 5/15/2039 until 1/20/2041	997,055	1,087,162
5.0%, with various maturities from 10/20/2035 until 8/20/2042	664,355	739,505
5.5%, with various maturities from 9/15/2033 until 10/20/2040	216,541	245,513
6.0%, with various maturities from 2/15/2029 until 12/15/2038	264,167	299,184
6.5%, with various maturities from 8/20/2032 until 10/20/2037	172,434	198,538
7.5%, 8/15/2031	1,351	1,408
8.0%, with various maturities from 7/15/2022 until 3/15/2032	32,960	40,471
Total Mortgage-Backed Securities Pass-Throughs (Cost $25,135,298)		25,872,906
Asset-Backed 0.6%
Automobile Receivables 0.1%
CarMax Auto Owner Trust, "A4", Series 2013-2, 0.84%, 11/15/2018	100,000	99,341
Credit Card Receivables 0.5%
Chase Issuance Trust:
"A1", Series 2014-A1, 1.15%, 1/15/2019	100,000	100,300
"A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	99,284
Citibank Credit Card Issuance Trust:
"A6", Series 2014-A6, 2.15%, 7/15/2021	100,000	102,023
"A8", Series 2007-A8, 5.65%, 9/20/2019	100,000	108,695
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	99,480
		509,782
Total Asset-Backed (Cost $590,226)		609,123
Commercial Mortgage-Backed Securities 2.0%
Commercial Mortgage Trust:
"A2", Series 2014-UBS5, 3.031%, 9/10/2019	100,000	103,996
"A5", Series 2014-LC17, 3.917%, 10/10/2047	100,000	106,751
"A4", Series 2013-CR9, 4.234% *, 7/10/2045	186,000	205,652
"A4", Series 2007-C9, 5.796% *, 12/10/2049	80,000	84,815
Fannie Mae-Aces:
"ASQ2", Series 2014-M1, 2.323%, 11/25/2018	100,000	102,710
"A2", Series 2013-M14, 3.329%, 10/25/2023	100,000	106,060
FHLMC Multifamily Structured Pass-Through Certificates:
"A1", Series K019, 1.459%, 9/25/2021	77,969	78,052
"A1", Series K025, 1.875%, 4/25/2022	90,251	91,478
"A2", Series K020, 2.373%, 5/25/2022	100,000	100,598
"A2", Series K017, 2.873%, 12/25/2021	100,000	104,587
"A2", Series K041, 3.171%, 10/25/2024	100,000	103,944
JPMBB Commercial Mortgage Securities Trust, "A4", Series 2013-C17, 4.199%, 1/15/2047	100,000	109,154
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-CB19, 5.695% *, 2/12/2049	99,414	104,264
"A4", Series 2007-LD11, 5.774% *, 6/15/2049	100,000	103,724
LB-UBS Commercial Mortgage Trust:
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	50,707
"A3", Series 2007-C7, 5.866%, 9/15/2045	67,203	72,377
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	175,000	183,349
UBS-Barclays Commercial Mortgage Trust, "A2", Series 2012-C3, 1.852%, 8/10/2049	100,000	100,784
WFRBS Commercial Mortgage Trust, "A5", Series 2014-C19, 4.101%, 3/15/2047	100,000	108,332
Total Commercial Mortgage-Backed Securities (Cost $1,982,900)		2,021,334
Government & Agency Obligations 43.0%
Other Government Related (b) 1.8%
Asian Development Bank, 1.75%, 9/11/2018	250,000	254,938
European Investment Bank:
0.875%, 4/18/2017	250,000	250,672
4.875%, 2/15/2036	65,000	81,783
5.125%, 5/30/2017	40,000	42,890
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	80,000	105,868
Inter-American Development Bank, 3.875%, 9/17/2019	210,000	230,484
International Bank for Reconstruction & Development:
Series 1312, 4.75%, 2/15/2035	20,000	25,025
8.625%, 10/15/2016	100,000	107,940
KFW:
Zero Coupon, 4/18/2036	210,000	112,542
2.375%, 8/25/2021	165,000	170,693
Landwirtschaftliche Rentenbank, 5.125%, 2/1/2017	80,000	84,702
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	158,677
Petroleos Mexicanos:
4.875%, 1/24/2022	190,000	188,140
6.625%, 6/15/2035	40,000	37,500
		1,851,854
Sovereign Bonds 2.5%
Federal Republic of Brazil:
5.625%, 1/7/2041	150,000	121,500
7.125%, 1/20/2037	40,000	37,400
Province of Ontario:
4.0%, 10/7/2019	245,000	267,126
4.4%, 4/14/2020	100,000	111,476
4.95%, 11/28/2016	25,000	26,229
Province of Quebec:
4.625%, 5/14/2018	40,000	43,538
5.125%, 11/14/2016	40,000	41,969
Series NN, 7.125%, 2/9/2024	80,000	105,191
Republic of Colombia, 4.375%, 7/12/2021	250,000	254,625
Republic of Italy, 5.375%, 6/15/2033	80,000	92,048
Republic of Korea, 5.125%, 12/7/2016	100,000	104,797
Republic of Panama, 5.2%, 1/30/2020	100,000	107,875
Republic of Peru, 7.35%, 7/21/2025	115,000	143,462
Republic of Philippines, 5.5%, 3/30/2026	200,000	237,957
Republic of Poland, 6.375%, 7/15/2019	165,000	191,014
Republic of South Africa, 6.875%, 5/27/2019	100,000	111,492
Republic of Turkey, 6.0%, 1/14/2041	200,000	194,750
State of Israel, 5.125%, 3/26/2019	100,000	111,440
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	210,320
		2,514,209
U.S. Government Sponsored Agencies 3.2%
Federal Home Loan Bank, 1.0%, 6/21/2017	820,000	825,515
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	423,293
3.75%, 3/27/2019	622,000	677,061
6.25%, 7/15/2032	100,000	141,277
6.75%, 9/15/2029	3,000	4,382
Federal National Mortgage Association:
1.875%, 9/18/2018	500,000	512,773
6.25%, 5/15/2029	105,000	145,649
7.125%, 1/15/2030	41,000	61,439
7.25%, 5/15/2030	164,000	247,625
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	229,520
		3,268,534
U.S. Treasury Obligations 35.5%
U.S. Treasury Bonds:
2.875%, 8/15/2045	750,000	750,352
3.0%, 5/15/2045	1,250,000	1,279,199
3.5%, 2/15/2039	322,000	363,206
3.625%, 8/15/2043	250,000	287,734
3.875%, 8/15/2040	161,000	191,758
4.25%, 5/15/2039	506,000	637,718
4.5%, 2/15/2036	41,000	53,760
4.5%, 8/15/2039	277,000	361,348
4.625%, 2/15/2040	154,000	204,647
6.0%, 2/15/2026	66,000	90,214
6.25%, 8/15/2023	486,000	642,722
7.25%, 8/15/2022	341,000	463,760
U.S. Treasury Notes:
0.625%, 6/30/2017	4,000,000	4,002,292
0.75%, 12/31/2017	1,765,000	1,765,736
0.875%, 4/15/2017	500,000	502,526
0.875%, 10/15/2017	1,000,000	1,004,141
0.875%, 1/15/2018	1,500,000	1,504,023
1.25%, 1/31/2020	1,000,000	998,932
1.5%, 2/28/2019	1,000,000	1,014,479
1.5%, 5/31/2019	1,500,000	1,520,077
1.5%, 10/31/2019	1,000,000	1,011,029
1.75%, 3/31/2022	90,000	90,223
2.0%, 9/30/2020	2,000,000	2,057,760
2.0%, 11/15/2021	822,000	838,825
2.0%, 2/15/2022	1,143,000	1,165,964
2.0%, 2/15/2025	400,000	398,438
2.125%, 6/30/2021	1,225,000	1,262,037
2.125%, 8/15/2021	1,519,000	1,563,502
2.125%, 5/15/2025	1,000,000	1,006,016
2.25%, 11/15/2024	500,000	509,349
2.625%, 8/15/2020	1,849,000	1,956,786
2.75%, 11/15/2023	500,000	532,330
2.75%, 2/15/2024	250,000	265,703
3.25%, 3/31/2017	800,000	832,771
3.375%, 11/15/2019	1,232,000	1,338,164
3.625%, 8/15/2019	2,054,000	2,243,299
3.625%, 2/15/2020	822,000	903,034
3.75%, 11/15/2018	390,000	423,419
		36,037,273
Total Government & Agency Obligations (Cost $41,658,662)		43,671,870
Municipal Bonds and Notes 1.7%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	94,406
California, State Build America Bonds, 7.55%, 4/1/2039	75,000	108,677
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	40,000	45,122
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040	80,000	100,613
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	94,044
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	50,469
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028	245,000	258,509
Series B, 6.561%, 12/15/2040	40,000	41,331
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	24,056
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	93,345
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.724%, 6/15/2042	80,000	100,342
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049	80,000	108,568
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	45,697
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	24,212
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	87,234
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	40,547
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040	125,000	148,895
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	51,270
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046	40,000	46,125
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	46,701
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	50,174
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	42,784
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	49,288
Total Municipal Bonds and Notes (Cost $1,513,241)		1,752,409
	Shares	Value ($)
Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $1,031,780)	1,031,780	1,031,780
Cash Equivalents 2.1%
Central Cash Management Fund, 0.12% (c) (Cost $2,145,499)	2,145,499	2,145,499
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $97,598,652) †	100.8	102,380,466
Other Assets and Liabilities, Net	(0.8)	(845,790)
Net Assets	100.0	101,534,676

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2015.
†	The cost for federal income tax purposes was $97,618,854. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $4,761,612. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,287,781 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $526,169.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $1,002,877, which is 1.0% of net assets.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$25,275,545	$—	$25,275,545
Mortgage-Backed Securities Pass-Throughs	—	25,872,906	—	25,872,906
Asset-Backed	—	609,123	—	609,123
Commercial Mortgage-Backed Securities	—	2,021,334	—	2,021,334
Government & Agency Obligations	—	43,671,870	—	43,671,870
Municipal Bonds and Notes	—	1,752,409	—	1,752,409
Short-Term Investments (e)	3,177,279	—	—	3,177,279
Total	$3,177,279	$99,203,187	$—	$102,380,466

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Bond Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015